SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Product Information [Line Items]
Total operating revenue	$ 4,448,521	$ 3,976,190
Advertising [Member]
Product Information [Line Items]
Total operating revenue	1,053,614	2,220,794
Cash Rebate Payment Solution Services and Media Booking [Member]
Product Information [Line Items]
Total operating revenue	279,816	14,924
Software Development [Member]
Product Information [Line Items]
Total operating revenue	2,079,112	1,740,472
Production Services [Member]
Product Information [Line Items]
Total operating revenue	652,745
Marketing and Promotional Campaign Service [Member]
Product Information [Line Items]
Total operating revenue	$ 383,234